SUPPLEMENT TO THE

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF

EVERGREEN DOMESTIC EQUITY FUNDS II and

EVERGREEN VARIABLE ANNUITY FUNDS

I.              Evergreen Equity Income Fund; Evergreen Fundamental Large Cap Fund; Evergreen VA Fundamental Large Cap Fund (each, a “Fund”; together, the “Funds”)

                Effective immediately, Walter T. McCormick, CFA, is the lead portfolio manager and Gary Mishuris, CFA, is a portfolio manager of Evergreen Equity Income Fund. Also effective immediately, Walter T. McCormick is the lead portfolio manager and Emory W. (Sandy) Sanders, Jr., CFA, is a portfolio manager of Evergreen Fundamental Large Cap Fund and Evergreen VA Fundamental Large Cap Fund.

                In conjunction with these changes, the section entitled “PORTFOLIO MANAGERS” in Part II of the Funds' SAI is revised to add the following information under the sub-headings indicated.

Under “Other Funds and Accounts Managed,” the table provides information about the registered investment companies, other pooled investment vehicles and separate accounts managed by Mr. Mishuris, Mr. Sanders and Mr. McCormick, respectively, and reflects assets as of May 31, 2007:

Portfolio Manager		(Assets in thousands)

Gary Mishuris, CFA	Assets of registered investment companies managed
	Evergreen Equity Income Fund[1]	$1,200,807
	TOTAL.........................................................................................................	$1,200,807
	Those subject to performance fee........................................................	0
	Number of other pooled investment vehicles managed..........................	0
	Assets of other pooled investment vehicles managed.....................	$0
	Number of those subject to performance fee.....................................	0
	Number of separate accounts managed....................................................	0
	Assets of separate accounts managed...............................................	$0
	Number of those subject to performance fee.....................................	0
	Assets of those subject to performance fee.....................................	$0

Emory W. Sanders, Jr., CFA	Assets of registered investment companies managed
	Evergreen Fundamental Large Cap Fund[2]	$1,221,661
	Evergreen VA Fundamental Large Cap Fund[2]	178,378
	TOTAL.........................................................................................................	$1,400,039
	Those subject to performance fee........................................................	0
	Number of other pooled investment vehicles managed..........................	1
	Assets of other pooled investment vehicles managed.....................	$88,762
	Number of those subject to performance fee.....................................	0
	Assets of those subject to performance fee	$0
	Number of separate accounts managed....................................................	0
	Assets of separate accounts managed...............................................	$0
	Number of those subject to performance fee.....................................	0
	Assets of those subject to performance fee.....................................	$0

Walter T. McCormick, CFA	Assets of registered investment companies managed.......................................
	Evergreen Fundamental Large Cap Fund	$1,221,661
	Evergreen VA Fundamental Large Cap Fund	178,378
	Evergreen Equity Income Fund[1]	1,200,807
	TOTAL...............................................................................................................	$2,600,846
	Those subject to performance fee..................................................................	0
	Number of other pooled investment vehicles managed.....................................	1
	Assets of other pooled investment vehicles managed...............................	$88,762
	Number of those subject to performance fee................................................	0
	Assets of those subject to performance fee.................................................	$0
	Number of separate accounts managed................................................................	0
	Assets of separate accounts managed..........................................................	$0
	Number of those subject to performance fee...............................................	0
	Assets of those subject to performance fee.................................................	$0

1As of May 31, 2007, the assets of Evergreen Equity Income Fund were not managed by Mr. Mishuris or Mr. McCormick.  Mr. Mishuris and Mr. McCormick were subsequently named portfolio managers of the Fund effective July 2, 2007.

2 As of May 31, 2007, the assets of Evergreen Fundamental Large Cap Fund and Evergreen VA Fundamental Large Cap Fund were not managed by Mr. Sanders. Mr. Sanders was subsequently named portfolio manager of the Fund effective July 2, 2007.

Under "Compensation," the table which lists the investment performance benchmarks by which each portfolio manager’s bonus is determined is updated with the following information:

Portfolio Manager

Gary Mishuris, CFA........................	Lipper Large Cap Core Lipper Large Cap Equity Income Lipper Large Cap Growth Lipper Large Cap Value Lipper Multi-Cap Growth
Emory Sanders, CFA........................	Lipper Large Cap Core Lipper Large Cap Equity Income Lipper Large Cap Growth Lipper Large Cap Value Lipper Multi-Cap Growth
Walter T. McCormick, CFA............	Lipper Large Cap Core Lipper Large Cap Equity Income Lipper Large Cap Growth Lipper Large Cap Value Lipper Multi-Cap Growth

Under "Fund Holdings," the table which presents the dollar range of investment each portfolio manager beneficially holds in each Fund he or she manages as well as the dollar range of total exposure to the Evergreen family of funds (including both open-end and closed-end funds) is amended to reflect the following as of the date of this supplement.

Shares of Evergreen VA Fundamental Large Cap Fund are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies.  Neither Mr. McCormick nor Mr. Sanders held shares in Evergreen VA Fundamental Large Cap Fund, or any variable annuity contracts or variable life insurance policies funded by separate accounts that invest in Evergreen VA Fundamental Large Cap Fund, as of the date of this supplement.

Equity Income Fund

Walter T. McCormick, CFA………….

$1 - $10,000

Gary Mishuris , CFA ……………….

$1 - $10,000

Fundamental Large Cap Fund

Walter T. McCormick, CFA ………….

$100,001 - $500,000

Emory W. Sanders, Jr., CFA …………

$1 - $10,000

Evergreen Family of Funds

Walter T. McCormick, CFA...................	Over $1,000,000
Gary Mishuris, CFA..............................	$10,001 - $50,000
Emory W. Sanders, Jr., CFA..................	$10,001 - $50,000

July 2, 2007	580114 (7/07)